Inventory - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Raw Material (API)			$ 397,487
Work in Process	$ 367,587	278,987	97,486
Finished Goods	84,449	187,182	183,943
Total Inventory		466,169	678,916
Reserve for Expiring Inventory			(160,338)
Inventory	$ 452,036	$ 466,169	$ 518,578